Interest Expense - Summary of Interest Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-financial private sector
Checking accounts	$ 67,002,078	$ 216,412,826	$ 318,520,369
Saving accounts	21,775,758	55,396,809	51,906,430
Time deposits and investments accounts	1,738,978,347	2,142,078,045	4,162,439,918
Other			39
For financing received from the BCRA and other financial institutions	2,947,469	6,657,883	6,099,083
For repo transactions
Other financial entities	8,091,163	10,876,608	39,743,187
For other financial liabilities	18,347,980	17,072,350	20,396,018
For issued corporate bonds	37,055,310	21,453,027	4,732,913
For other subordinated corporate bonds	36,261,152	38,713,239	40,622,398
Total	$ 1,930,459,257	$ 2,508,660,787	$ 4,644,460,355